BORROWINGS - Reconciliation of Third-Party Debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,676.8	SFr 5,425.7
Accrued interest on third-party debt	57.4	60.4
Related party debt	0.0	51.2
Total debt including interest and related party debt	4,734.2	5,537.3
Current portion of debt	407.4	370.5
Non-current portion of debt	4,326.8	5,166.8
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,687.1	5,443.8
Deferred Financing Costs, Discounts And Premiums, Net
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr (10.3)	SFr (18.1)